Goodwill And Other Intangibles (Changes In Goodwill Balances) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 01, 2016	Dec. 31, 2014
Goodwill [Roll Forward]
Goodwill		$ 7,142		$ 7,113			$ 7,414
Accumulated impairment losses (a)	[1]	(3,778)		(3,778)			(3,641)
Reclassifications and other (b)	[2]	29		(168)
Additions/reductions		0		(133)
Impairment loss		0		(137)
Goodwill		3,364		3,335		$ 19	3,773
Industrial Packaging
Goodwill [Roll Forward]
Goodwill		3,316		3,325			3,396
Accumulated impairment losses (a)	[1]	(237)		(237)			(100)
Reclassifications and other (b)	[2]	(4)		(70)
Additions/reductions		(5)	[3]	(1)
Impairment loss		0		(137)	[4]
Goodwill		3,079		3,088			3,296
Global Cellulose Fibers
Goodwill [Roll Forward]
Goodwill		19		0			0
Accumulated impairment losses (a)	[1]	0		0			0
Reclassifications and other (b)	[2]			0
Additions/reductions		19	[5]	0
Impairment loss		0
Goodwill		19		0			0
Printing Papers
Goodwill [Roll Forward]
Goodwill		2,143		2,124			2,234
Accumulated impairment losses (a)	[1]	(1,877)		(1,877)			(1,877)
Reclassifications and other (b)	[2]	33		(95)
Additions/reductions		(14)	[6]	(15)	[3]
Impairment loss		0		0
Goodwill		266		247			357
Consumer Packaging
Goodwill [Roll Forward]
Goodwill		1,664		1,664			1,784
Accumulated impairment losses (a)	[1]	(1,664)		(1,664)			(1,664)
Reclassifications and other (b)	[2]	0		(3)
Additions/reductions		0		(117)	[7]
Impairment loss		0		0
Goodwill		$ 0		$ 0			$ 120

[1]	Represents accumulated goodwill impairment charges since the adoption of ASC 350, “Intangibles – Goodwill and Other” in 2002.
[2]	Represents the effects of foreign currency translations and reclassifications.
[3]	Reflects a reduction from tax benefits generated by the deduction of goodwill amortization for tax purposes in the U.S.
[4]	Reflects a charge for goodwill impairment related to our Brazil Industrial Packaging business.
[5]	Reflects the acquisition of the newly acquired pulp business.
[6]	Reflects a reduction from tax benefits generated by the deduction of goodwill amortization for tax purposes in Brazil.
[7]	Reduction due to the sale and de-consolidation of Shandong Sun joint venture in Asia.